Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
	Year Ended
	December 31, 2022	December 31, 2021
Share-based compensation award type:
Stock Options	$237	$1,293
RSUs	2,106	10,158
Total Shared Based Compensation Expense	$2,343	$11,451

Schedule of weighted average assumptions
Weighted Average Assumptions
	December 31, 2022	December 31, 2021
Risk-free interest rate	0.40% – 2.82%	0.78% – 1.09%
Expected dividend yield	0.0%	0.0%
Expected volatility	75% to 90%	75% to 90%
Expected life (in years)	0.25 – 6.08	5.00 – 6.25
Exercise price (per share)(a)	$1.64 – $2.76	$11.07 – $14.40
	Weighted Average Assumptions
	December 31, 2022	December 31, 2021
Grant date share price	$2.53	$13.68
Risk-free interest rate	1.56%	0.52%
Expected dividend yield	0.0%	0.0%
Expected volatility	75%	90%
Expected life (in years)	2.1 – 2.4	1.3 – 3.8

Schedule of stock option activity
	Stock Options	Weighted- verage Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	64,736	$13.81	9.23	$—
Exercised	(40,942)	$0.24	—	$434
Forfeited	(46,830)	$10.65	—	$—
Expired	(89,659)	$9.43	—	$—
Balance as at December 31, 2021	784,193	$5.91	3.68	$—
Granted	23,114	$2.16	7.05
Exercised	(158,882)	$0.24	—	$130
Forfeited	(60,789)	$7.53	—	$—
Expired	(177,159)	$6.34	—	$—
Balance as at December 31, 2022	410,477	$7.15	2.56	$—
Vested and expected to vest as at December 31, 2022	399,944	$7.07	2.58	$—
Vested and exercisable as at December 31, 2022	306,575	$6.75	2.09	$—

Schedule of time-based restricted share unit activity
	Restricted Share Units	Weighted- Average Grant Date Fair Value
Unvested as of December 31, 2020	78,634	$3.25
Granted	592,213	$12.61
Vested	(151,000)	$13.86
Canceled/forfeited	(17,146)	$7.86
Unvested as of December 31, 2021	502,701	$10.93
Granted	2,004,324	$2.53
Vested	(276,921)	$9.19
Canceled/forfeited	(861,953)	$3.75
Unvested as of December 31, 2022	1,368,151	$3.50
	Restricted Share Units	Weighted- Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,256,785	13.06
Vested	(117,895)	13.91
Canceled/forfeited	(65,559)	13.53
Unvested as of December 31, 2021	1,073,331	$12.94
Granted	—	—
Vested	(100,607)	13.91
Canceled/forfeited	(442,931)	12.90
Unvested as of December 31, 2022	529,793	$12.79